Significant Accounting Policies (Details) - USD ($)			12 Months Ended
	Jan. 03, 2023	Dec. 20, 2022	Dec. 31, 2023	Mar. 31, 2024	Feb. 29, 2024	Dec. 31, 2022	Oct. 29, 2021	Nov. 14, 2019
Significant Accounting Policies [Line Items]
Restricted cash			$ 79,756			$ 79,756
Unrecognized tax benefits			459,000			427,000
Valuation allowance			$ 13,603,000			9,170,000
Purchase of aggregate shares (in Shares)					612,746			324,999
Price per share (in Dollars per share)				$ 10
Minimum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives			3 years	3 years
Maximum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives			5 years	5 years
PHOENIX BIOTECH ACQUISITION CORP. [Member]
Significant Accounting Policies [Line Items]
Restricted cash			$ 0			41,665,974
FDIC coverage limit amount			250,000
Unrecognized tax benefits
Payment of interest and penalties
Valuation allowance			$ 607,516			$ 596,692
Common stock subject to possible redemption (in Shares)			764,957			1,288,298
Class A Common Stock [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member]
Significant Accounting Policies [Line Items]
Accumulated deficit			$ 244,777
Number of shares redeemed (in Shares)	2,581,004	16,211,702
Subject to possible redemption per share (in Dollars per share)		$ 10.2
Class A common stock totaling	$ 26,481,101
True-up payment	1,361,646
Shareholder redemption liability	$ 27,842,747
Purchase of aggregate shares (in Shares)							9,192,500
Price per share (in Dollars per share)							$ 11.5
Shares of common stock underlying (in Shares)			9,192,500
Over-Allotment Option [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member]
Significant Accounting Policies [Line Items]
Offering costs			$ 12,729,318